Acquisition of Geronimo Energy LLC and Emerald Energy Venture LLC - Narrative (Details) - GBP (£) £ in Millions	9 Months Ended	12 Months Ended	24 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2020	Jul. 11, 2019
Geronimo
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired				100.00%
Emerald
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired				51.00%
Geronimo and Emerald
Disclosure of detailed information about business combination [line items]
Total consideration				£ 209
Acquisition-related costs recognised		£ 1	£ 3
Emerald
Disclosure of detailed information about business combination [line items]
Capital contribution to joint venture	£ 50